COMMITMENTS AND CONTINGENCIES (Details)				12 Months Ended
	Feb. 12, 2020 USD ($) $ / shares	Jan. 13, 2020 USD ($) $ / shares	Jan. 24, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / item	Dec. 31, 2018 USD ($)	Feb. 28, 2018 $ / shares
Cash Underwriting Discount, Per Unit | $ / item				0.20
Cash Underwriting Discount				$ 4,160,000
Deferred underwriting fees, Per Share | $ / item				0.35
Deferred underwriting fees, Noncurrent				$ 7,280,000	$ 7,280,000
Shares Issued, Price Per Share | $ / shares						$ 10.10
Hycroft Business Combination [Member]
Payments to Acquire Businesses, Gross	$ 2,500,000
Business Acquisition, value of common stock issued	$ 2,000,000
Business Acquisition, Share Price | $ / shares	$ 10.00
Business Combination, Amount payable based on conditions	$ 2,780,000
Minimum amount for the issue of common stock	75,000,000
Denominator value for the calculation of issuance of common stock	75,000,000
Minimum amount based on which amount payable in cash	75,000,000
Amount of cash payable on satisfying the condition	2,780,000
Amount for the issue of common stock	72,000,000
Amount of cash payable on non-satisfying the condition	$ 2,670,000
MUDS Acquisition Sub [Member] | Hycroft Business Combination [Member]
Payments to Acquire Businesses, Gross		$ 325,000,000
Business Acquisition, Share Price | $ / shares		$ 10.00
Forward Purchase Contract [Member] | Sponsor [Member]
Stock Issued During Period, Value, New Issues			$ 25,000,000
Stock Issued During Period, Shares, New Issues | shares			2,500,000
Shares Issued, Price Per Share | $ / shares			$ 10.00
Common Class A [Member] | Forward Purchase Contract [Member] | Sponsor [Member]
Stock Issued During Period, Value, New Issues			$ 625,000